TRANSAMERICA ADVISOR ELITESM II

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement Dated July 12, 2017

to the

Prospectus dated May 1, 2017

The fee table contained in the May 1, 2017 prospectus contained a typographical error that incorrectly reflected a higher Maximum charge for Retirement Income Max® riders issued prior to May 1, 2017 and Retirement Income Choice® 1.6 riders issued between May 1, 2014 and April 30, 2017. The following hereby replaces the Separate Account Annual Expenses table in the FEE TABLE AND EXPENSE EXAMPLES section, as of May 1, 2017:

Annual Service Charge(4)	$0-$50
Separate Account Annual Expenses (as a percentage, annually, of average separate account value)(5):
Mortality and Expense Risk Fee	0.30%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	0.45%
Optional Separate Account Expenses:
Return of Premium Death Benefit	0.15%
Annual Step-Up Death Benefit	0.35%
Fund Facilitation Fee	0.30%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	1.10%
Optional Death Benefit Riders:
Additional Death Distribution (annual charge based on policy value)	0.25%
Additional Death Distribution + (annual charge based on policy value)	0.55%

Maximum
Optional Guaranteed Lifetime Withdrawal Benefit Riders: (You may only elect one of the optional riders listed below)(6)
Retirement Income Max® (annual charge—% of withdrawal base)* (for riders issued on or after May 1, 2017)	2.50%
Retirement Income Choice® 1.6 (annual charge—% of withdrawal base) (for riders issued on or after May 1, 2017)
Base Benefit Designated Allocation Group A*	2.50%
Base Benefit Designated Allocation Group B*	2.50%
Base Benefit Designated Allocation Group C*	2.50%
Additional Benefits available with Retirement Income Choice® 1.6 rider: (for riders issued on or after May 1, 2017)
Death Benefit—(Single Life Option)*	0.55%
Death Benefit—(Joint Life Option)*	0.50%
Income EnhancementSM—(Single Life Option—Not available in NY)*	0.45%
Income EnhancementSM—(Joint Life Option—Not available in NY)*	0.65%
Transamerica Income Edge (annual charge—% of withdrawal base)* (for riders issued on or after May 1, 2017)	2.50%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Advisor EliteSM II dated May 1, 2017

*	The Current rider fee will be less than or equal to the stated Maximum. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your current rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchase the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the Edgar systems at www.sec.gov (File 333-186031 for TLIC and 333-186035 for TFLIC). Please note that the maximum fee listed above of 2.50% already includes the additional death benefit and/or income enhancement option as applicable.

	Maximum	Current
Guaranteed Principal SolutionSM (aka Living Benefits Rider) (annual charge—% of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® (annual charge—% of withdrawal base) (for riders issued prior to May 1, 2017)	2.00%	1.25%
Retirement Income Choice® 1.6 (annual charge—% of withdrawal base) (for riders issued May 1, 2014 to April 30, 2017)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider: (for riders issued May 1, 2014 to April 30, 2017)
Death Benefit—(Single Life Option)	0.40%	0.40%
Death Benefit—(Joint Life Option)	0.35%	0.35%
Income EnhancementSM—(Single Life Option—Not available in NY)	0.30%	0.30%
Income EnhancementSM—(Joint Life Option—Not available in NY)	0.50%	0.50%
Transamerica Income Edge (annual charge—% of withdrawal base) (for riders issued prior to May 1, 2017)	2.15%	1.40%

	Maximum	Current
Retirement Income Choice® 1.6 (annual charge—% of withdrawal base) (for riders issued prior to May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider: (for riders issued prior to May 1, 2014)
Death Benefit—(Single Life Option)	0.40%	0.40%
Death Benefit—(Joint Life Option)	0.35%	0.35%
Income EnhancementSM—(Single Life Option—Not available in NY)	0.30%	0.30%
Income EnhancementSM—(Joint Life Option—Not available in NY)	0.50%	0.50%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Advisor EliteSM II dated May 1, 2017